Bank Borrowings - Schedule of Bank Borrowings (Details)		Mar. 31, 2026 HKD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 HKD ($)
Schedule of Bank Borrowings [Line Items]
Total bank borrowings		$ 109,870,617	$ 14,014,109	$ 78,359,952
Bank of China (Hong Kong) [Member]
Schedule of Bank Borrowings [Line Items]
Type	[1]	Term loan
Maturity date	[1]	Within 1 year or on demand
Weighted average interest rate	[1]	5.35%	5.35%	4.19%
Total bank borrowings	[1]	$ 300,601	$ 38,342	$ 1,173,028
Bank of China (Hong Kong) [Member]
Schedule of Bank Borrowings [Line Items]
Type	[2]	Term loan
Maturity date	[2]	Within 1 year or on demand
Weighted average interest rate	[2]	3.35%	3.35%	3.00%
Total bank borrowings	[2]	$ 19,504,121	$ 2,487,771	$ 19,905,324
China Construction Bank (Asia) Corporation Limited [Member]
Schedule of Bank Borrowings [Line Items]
Type	[3]	Revolving loan
Maturity date	[3]	Within 1 year or on demand
Weighted average interest rate	[3]	4.75%	4.75%	6.38%
Total bank borrowings	[3]	$ 2,828,000	$ 360,714	$ 3,550,000
China Construction Bank (Asia) Corporation Limited [Member]
Schedule of Bank Borrowings [Line Items]
Type	[3]	Term loan
Maturity date	[3]	Within 1 year or on demand
Weighted average interest rate	[3]	4.66%	4.66%	5.43%
Total bank borrowings	[3]	$ 3,641,000	$ 464,413	$ 3,731,600
The Hongkong and Shanghai Banking Corporation Limited [Member]
Schedule of Bank Borrowings [Line Items]
Type	[4]	Term loan
Maturity date	[4]	Within 1 year or on demand
Weighted average interest rate	[4]	6.25%	6.25%	6.25%
Total bank borrowings	[4]			$ 50,000,000
The Hongkong and Shanghai Banking Corporation Limited One [Member]
Schedule of Bank Borrowings [Line Items]
Type	[5]	Term loan
Maturity date	[5]	Within 1 year or on demand
Weighted average interest rate	[5]	633.00%	633.00%
Total bank borrowings	[5]	$ 35,354,328	$ 4,509,481
The Hongkong and Shanghai Banking Corporation Limited Two [Member]
Schedule of Bank Borrowings [Line Items]
Type	[6]	Revolving loan
Maturity date	[6]	Within 1 year or on demand
Weighted average interest rate	[6]	3.73%	3.73%
Total bank borrowings	[6]	$ 9,999,999	$ 1,275,510
The Hongkong and Shanghai Banking Corporation Limited Three [Member]
Schedule of Bank Borrowings [Line Items]
Type	[6]	Premium Financing for insurance loan
Maturity date	[6]	Within 1 year or on demand
Weighted average interest rate	[6]	6.69%	6.69%
Total bank borrowings	[6]	$ 6,470,927	$ 825,373
Hang Seng Bank Limited [Member]
Schedule of Bank Borrowings [Line Items]
Type	[7]	Revolving loan
Maturity date	[7]	Within 1 year or on demand
Weighted average interest rate	[7]	4.34%	4.34%
Total bank borrowings	[7]	$ 7,246,758	$ 924,331
Hang Seng Bank Limited One [Member]
Schedule of Bank Borrowings [Line Items]
Type	[8]	Term loan
Maturity date	[8]	Within 1 year or on demand
Weighted average interest rate	[8]	8.38%	8.38%
Total bank borrowings	[8]	$ 24,524,883	$ 3,128,174

[1]	a)The banking facilities were secured as follows:

(i)	Personal guarantee by Mr. Ching Han Wan, a director of a subsidiary of the Company, and Mr. Chung; and

(ii)	Guaranteed under the SME Financing Guarantee Scheme, which are fully guaranteed by HKMC Insurance Limited.

[2]	The banking facilities were secured as follows: (i) Personal guarantee by Mr. Chung and Mr. Chan; and (ii) Guaranteed under the SME Financing Guarantee Scheme, which are fully guaranteed by HKMC Insurance Limited.
[3]	The banking facilities were secured as follows: (i) Legal charge over a property granted by Mr. Kin Chung Chan (“Mr. Chan”), Director, Chairman and Chief Executive Officer of the Company, and his spouse; (ii) Personal guarantee by Mr. Chan and his spouse; and (iii) Corporate guarantee by Wisdom Way International Limited and General Source Investment Limited, companies controlled by Mr. Chan.
[4]	The banking facilities were secured as follows: (i) Personal guarantee Mr. Chan, Mr. Chung and Mr. Yip; (ii) Corporate guarantee by Reitar Logtech Holdings Limited; (iii) HK$6,000,000 (US$765,306) time deposit; and (iv) Contracts receivable
[5]	The banking facilities were secured as follows: (i) Personal guarantee Mr. Chan, Mr. Chung and Mr. Yip; (ii) Corporate guarantee by Reitar Logtech Holdings Limited; (iii) HK$6,500,000 (US$829,082) bank deposits; (iv) HSBC Jade Global Generations Universal Life Insurance Plan; and (v) Contracts receivable
[6]	The banking facilities were secured as follows: (i) Deposit paid of HK$10,641,830 (US$1,357,376); (ii) Corporate guarantee by Reitar Logtech Holdings Limited; and (iii) Personal guarantee Mr. Chan, Mr. Chung and Mr. Yip
[7]	The banking facilities were secured as follows: (i) Bank deposit of Kamui Construction & Engineering Group Limited, Kamui Cold Chain Engineering & Service Limited and Kamui Logistics Automation System Limited; (ii) Cross guarantee by Kamui Construction & Engineering Group Limited, Kamui Cold Chain Engineering & Service Limited and Kamui Logistics Automation System Limited; (iii) Corporate guarantee by Reitar Logtech Holdings Limited; and (iv) Personal guarantee Mr. Chan, Mr. Chung and Mr. Yip
[8]	The banking facilities were secured as follows: (i) Bank deposit of Kamui Construction & Engineering Group Limited, Kamui Cold Chain Engineering & Service Limited and Kamui Logistics Automation System Limited; (ii) Cross guarantee by Kamui Construction & Engineering Group Limited, Kamui Cold Chain Engineering & Service Limited and Kamui Logistics Automation System Limited; (iii) Corporate guarantee by Reitar Logtech Holdings Limited; and (iv) Personal guarantee Mr. Chan, Mr. Chung and Mr. Yip